Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 1	$ (605)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 2	(694)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 3	368
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 4	514
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 5	3
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 6	(2)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 7	18
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 8	4
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 9	273
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 10	231
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 11	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 12	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 13	(57)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 14	(53)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 15	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 16	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 17	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 18	$ 0